Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

In July 2020, the Company issued 500,000 shares of common stock with a fair value of approximately $69 to a consultant for services.

In July 2020, the Company issued five notes payable for aggregate proceeds of $250,000. In connection with these transactions, the Company issued 258,332 shares of common stock with a fair value of $44 as loan fees.

In July 2020, the Company issued 72,522 shares of common stock with a fair value of $10 to two note payable holders for fees.

NOTE 13 – SUBSEQUENT EVENTS

In February 2020, the Company issued one unsecured convertible promissory note for $153,000, bearing interest at 22% per annum, and maturing in August 2020. The note is convertible at a 39% discount to the price of the Company’s common stock, as defined.

In February 2020, the Company received $30,000 for subscriptions for shares of common stock to be issued in a private placement.

On December 19, 2019, the Company entered into a non-cancelable real property lease agreement for approximately 3096 square feet of office, research, and production space in Burbank, California. The Company took possession of the space in February 2020. The lease term is for 60 months with an option to extend the term for an additional five years thereafter. The lease has with the annual fixed rental payments escalating from $7,500 to $8,441 during the original term. The aggregate total fixed rent is approximately $478,000 and will result in the recognition of an operating lease right-of-use asset of approximately $430,000 and corresponding lease liabilities of approximately the same amount. The Company also paid a security deposit of $16,883.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, have adversely affected workforces, customers, economies, and financial markets globally, likely leading to an economic downturn. It has also disrupted the normal operations of many businesses. This outbreak could decrease spending, adversely affect demand for our product and harm our business and results of operations. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak and its effects on our business or results of operations at this time.

In March 2020, the Company issued approximately 241,000 shares of common stock with a fair value of approximately $28,000 to employees for services.